Financing Liability	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Financing Liability

NOTE 8 – FINANCING LIABILITY

On December 23, 2015, the Predecessor sold certain land, building and improvements for $56,000 and is leasing back the property from the purchaser over a non-cancellable period of 20 years. The lease contains renewal options at lease termination, with three options to renew for 10 additional years each and contains a right of first offer in the event the property owner intends to sell any portion or all of the property to a third party. These rights and obligations constitute continuing involvement, which resulted in failed sale-leaseback (financing) accounting. The financing liability has an implied interest rate of 7.3%. At the conclusion of the 20-year lease period, the financing liability residual will be $11,000, which will correspond to the carrying value of the land.

On August 7, 2018, the Successor sold certain land, building and improvements for $5,350 and is leasing back the property from the purchaser over a non-cancellable period of 20 years (See Note 3 – Business Combinations). The lease contains renewal options at lease termination, with three options to renew for 10 additional years each and contains a right of first offer in the event the property owner intends to sell any portion or all of the property to a third party. These rights and obligations constitute continuing involvement, which resulted in failed sale-leaseback (financing) accounting. The financing liability has an implied interest rate of 7.9%. At the conclusion of the 20-year lease period, the financing liability residual will be $1,780, which will correspond to the carrying value of the land. As part of the lease, the Company may draw up to $5,000 from the lessor through September 30, 2019 to pay for certain improvements on the premises. As of December 31, 2018, the Company drew $234 to make such improvements. Repayments on advances are made over the term of the lease and are factored into the calculation of the outstanding financing liability. Annual payments are made at a rate of the amount of the outstanding advance multiplied by an advance rate of 8%.

The financing liabilities, net of debt discount, is summarized as follows:

	Successor	Predecessor
	As of	As of
	December 31,	December 31,
	2018	2017

Financing liability	$61,324	$55,158
Debt discount	(77)	(883)
Financing liability, net of debt discount	61,247	54,275
Less: current portion	714	595
Financing liability, non-current portion	$60,533	$53,680

The future minimum payments required by the arrangements are as follows:

			Total
Years ending December 31,	Principal	Interest	Payment
2019	$714	$4,488	$5,202
2020	878	4,430	5,308
2021	1,055	4,360	5,415
2022	1,247	4,277	5,524
2023	1,455	4,178	5,633
Thereafter	43,194	35,533	78,727
	$48,543	$57,266	$105,809

For the period from March 15, 2018 to December 31, 2018, the Successor made interest payments of $3,236 and principal payments of $430. For the period from January 1, 2018 to March 14, 2018, the Predecessor made interest payments of $1,020 and principal payments of $144. For the period from January 1, 2017 to December 31, 2017, the Predecessor made interest payments of $4,104 and principal payments of $465.